14. Short-term Borrowings and Long-term Borrowings	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Short-term Borrowings and Long-term Borrowings

14.	Short-term Borrowings and Long-term Borrowings

	December 31, 2020	December 31, 2019
Debtor finance	$2,789	$2,226
Other short-term borrowings	204	414
Current portion of long-term borrowings	273	217
Total short-term borrowings and current portion of long-term borrowings	3,266	2,857

Long term bank borrowings	6,573	6,256
Other long-term borrowings	55	–
Total long-term borrowings	6,628	6,256
Less: current portion of long-term borrowings	(273)	(217)
Total long-term borrowings, excluding current portion	6,355	6,039
Total borrowings	$9,621	$8,896

As of December 31, 2020, the maturities of the long-term borrowings are as follows:

USD
2021	$273
2022	498
2023	318
2024	375
2025	424
Thereafter	4,740
$6,628

Debtor Finance

The Group’s subsidiary, Solar Juice, entered into debtor finance agreements with Scottish Pacific on March 18, 2018, whereby Scottish Pacific provided Solar Juice invoice discounting facility with a limit of $5,624, at service fee charge of 0.13% based on the invoices processed, and discount fee charge of margin percentage minus 0.59% (margin percentage is around 6.76% during 2020 and 2019) based on the average daily debtor finance balance. The accounts receivable collection of Solar Juice was automatically transferred to Scottish Pacific for the debtor finance repayment at the ending of each work day. As of December 31, 2020 and 2019, the debtor finance balance was $2,789 and $2,226, respectively.

PPP Loan

On May 5, 2020, Phoenix was granted a loan from Zions Bancorporation, N.A. dba California Bank & Trust in the aggregate amount of $551, pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the CARES Act, which was enacted on March 27, 2020 (the “PPP Loan”).

The PPP Loan proceeds are available to be used to pay for payroll costs, including salaries, commissions, and similar compensation, group health care benefits, and paid leaves; rent; utilities; and interest on certain other outstanding debt. The amount that will be forgiven will be calculated in part with reference to the Phoenix’s full time headcount during the eight week period following the funding of the PPP Loan. On October 21, 2020, the Phoenix received approval from the lender for the formal forgiveness of the PPP Loan. As a result, a gain in the amount of $551 has been recognized in the consolidated financial statements and is presented in the consolidated statement of operations within other income.

On April 8, 2020, SPI Solar Inc., a subsidiary of the Group, was granted a PPP loan from East West Bank in amount of $163, which was in the form of a promissory note, matures on April 8, 2022. On April 12, 2020, Knight Holding Corporation, a subsidiary of the Group, was granted a PPP loan from East West Bank in amount of $42, which was in the form of a promissory note, matures on April 12, 2022. Both PPP notes bear interest at a rate of 1.00% per annum, payable monthly commencing on the date that is seven months after the date of the notes. The PPP notes may be prepaid at any time prior to maturity with no prepayment penalties.

EIDL Loan

On May 26, 2020, Phoenix was granted a loan from the U.S. Small Business Association in the aggregate amount of $150, pursuant to the Economic Injury Disaster Loan under Section 7(b) of the Small Business Act, as amended (the “EIDL Loan”).

The EIDL Loan, which was in the form of a promissory note (the “EIDL Note”) dated May 26, 2020 issued by the Phoenix, matures on May 26, 2050 and bears interest at a rate of 3.75% per annum, payable monthly commencing on May 26, 2021. The EIDL Note may be prepaid at any time prior to maturity with no prepayment penalties. Funds from the EIDL Loan may only be used for working capital purposes to alleviate economic injury caused by disaster occurring in the month of January 31, 2020 and continuing thereafter cause by the coronavirus pandemic.  Phoenix has used the entire EIDL Loan amount for what management believes to be qualifying expenses.

Long term bank borrowing

As of December 31, 2020, long term bank borrowings primarily represent a 10-year long term loan borrowed from Santander Bank amounting to $6,217 (2019: $6,256) with a maturity date of February 16, 2027, of which $4,663 is at interest rate of 3.96% per annum and $1,554 is at interest rate of 2.84% per annum.

The interest expense of bank loans from continuing operations was $491, $544 and $525 for the years ended December 31, 2020, 2019 and 2018. The average interest rate on short term borrowings from continuing operations was 5.30%, 7.97% and 7.39% per annum for the years ended December 31, 2020, 2019 and 2018, respectively.